Leasing Activity	12 Months Ended
Dec. 31, 2010
LEASING ACTIVITY
7. LEASING ACTIVITY
Future minimum rental payments due from tenants under noncancelable operating leases as of December 31, 2010 are as follows (in thousands):

2011	$494,328
2012	446,437
2013	389,111
2014	321,221
2015	256,225
Thereafter	817,299

TOTAL	$2,724,621

In addition to minimum rental payments, most leases require the tenants to pay for their pro rata share of specified operating expenses. These payments are included as operating expense reimbursement in the accompanying consolidated statements of operations.

LIBERTY PROPERTY LIMITED PARTNERSHIP
LEASING ACTIVITY
7. LEASING ACTIVITY
Future minimum rental payments due from tenants under noncancelable operating leases as of December 31, 2010 are as follows (in thousands):

2011	$494,328
2012	446,437
2013	389,111
2014	321,221
2015	256,225
Thereafter	817,299

TOTAL	$2,724,621

In addition to minimum rental payments, most leases require the tenants to pay for their pro rata share of specified operating expenses. These payments are included as operating expense reimbursement in the accompanying consolidated statements of operations.